Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Leases [Line Items]
Schedule of supplemental balance sheet information

13. Leases

Operating Leases

The Company is obligated to make rental payments under non-cancellable operating leases for office, dispatch station space, and transportation equipment, expiring at various dates through 2026. Under the terms of the leases, the Company is also obligated for its proportionate share of real estate taxes, insurance and maintenance costs of the property. The Company is required to hold certain funds in restricted cash and cash equivalents accounts under some of these agreements.

Certain leases for property and transportation equipment contain options to purchase, extend or terminate the lease. Determining the lease term and amount of lease payments to include in the calculation of the right-of-use (ROU) asset and lease obligations for leases containing options requires the use of judgment to determine whether the exercise of an option is reasonably certain and whether the optional period and payments should be included in the calculation of the associated ROU asset and lease obligation. In making the determination of such judgment, the Company considers all relevant economic factors that would require whether to exercise or not exercise the option.

The Company’s lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate imputed discount rate. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived imputed rates, which were used to discount its real estate lease liabilities. The Company used estimated borrowing rates of 6% on January 1, 2019, for all leases that commenced prior to that date, for office spaces and transportation equipment.

Lease Costs

The table below comprise lease as follows:

	Three Months Ended		Six Months Ended
Components of total lease cost:	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Operating lease expense	$446,564	$425,117	$937,939	$797,168
Short-term lease expense	125,745	35,564	193,795	37,814
Total lease cost	$572,309	$460,681	$1,131,734	$834,982

Lease Position as of June 30, 2021

Right-of-use lease assets and lease liabilities for the Company’s operating leases were recorded in the consolidated balance sheets as follows:

	June 30, 2021	December 31, 2020
Assets
Lease right-of-use assets	$4,628,913	$4,997,407
Total lease assets	$4,628,913	$4,997,407

Liabilities
Current liabilities:
Lease liability – current portion	$1,572,510	$1,620,470

Noncurrent liabilities:
Lease liability, net of current portion	3,334,896	3,638,254
Total lease liability	$4,907,406	$5,258,724

Lease Terms and Discount Rate
Weighted average remaining lease term (in years) – operating leases		4.40
Weighted average discount rate – operating leases		6.0%

Undiscounted Cash Flows

Future minimum lease payments under the operating leases at June 30, 2021 are as follows:

Operating Leases
2021, remaining	$1,012,588
2022	1,577,476
2023	1,129,071
2024	711,566
2025	721,348
2026 and thereafter	356,697
Total future minimum lease payments	5,508,746
Less effects of discounting	$(601,340)
Present value of future minimum lease payments	$4,907,406

Operating lease expense approximated $446,564 and $425,117 for the three months ended June 30, 2021, and 2020, respectively.

Operating lease expense approximated $937,939 and $797,168 for the six months ended June 30, 2021, and 2020, respectively.

For the three months ended June 30, 2021, the Company made $446,564 of fixed cash payments related to operating leases and $652,891 related to finance leases.

For the six months ended June 30, 2021, the Company made $937,939 of fixed cash payments related to operating leases and $1,254,392 related to finance leases.

Finance Leases

The Company leases vehicles under a non-cancelable finance lease agreements with a liability of $8,516,247 and $7,373,664 for the periods ended June 30, 2021, and December 31, 2020, (accumulated depreciation of $5,538,774 and $4,181,317 as of June 30, 2021, and December 31, 2020). Depreciation expense for the vehicles under non-cancelable lease agreements amounted to $1,357,457 and $1,055,311 for the six months ended June 30, 2021, and 2020, respectively. Depreciation expense for the vehicles under non-cancelable lease agreements amounted to $710,645 and $530,725 for the three months ended June 30, 2021, and 2020, respectively.

Lease Payments

The table below comprise lease payments as follows:

	Three Months Ended		Six Months Ended
Components of total lease payment:	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Finance lease payment	$652,891	$521,397	$1,254,392	$1,043,678
Short-term lease payment	$—	$—	$—	$—
Total lease payments	$652,891	$521,397	$1,254,392	$1,043,678

Lease Position as of June 30, 2021

Right-of-use lease assets and lease liabilities for the Company’s finance leases were recorded in the consolidated balance sheet as follows:

	June 30, 2021	December 31, 2020
Assets
Lease right-of-use assets	$7,819,951	$7,001,644
Total lease assets	$7,819,951	$7,001,644

Liabilities
Current liabilities:
Lease liability – current portion	$2,387,499	$1,876,765

Noncurrent liabilities:
Lease liability, net of current portion	6,128,748	5,496,899
Total lease liability	$8,516,247	$7,373,664

Lease Terms and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s finance leases as of June 30, 2021:

Weighted average remaining lease term (in years) – finance leases	3.59
Weighted average discount rate – finance leases	6.00%

Undiscounted Cash Flows

Future minimum lease payments under the finance leases at June 30, 2021 are as follows:

Finance Leases
2021, remaining	$1,357,023
2022	3,169,911
2023	2,411,121
2024	1,115,522
2025	1,162,368
2026 and thereafter	305,157
Total future minimum lease payments	9,521,102
Less effects of discounting	(1,004,855)
Present value of future minimum lease payments	$8,516,247

13. Leases

Operating Leases

The Company is obligated to make rental payments under non-cancellable operating leases for office, dispatch station space, and transportation equipment, expiring at various dates through 2026. Under the terms of the leases, the Company is also obligated for its proportionate share of real estate taxes, insurance and maintenance costs of the property. The Company is required to hold certain funds in restricted cash and cash equivalents accounts under some of these agreements.

Certain leases for property and transportation equipment contain options to purchase, extend or terminate the lease. Determining the lease term and amount of lease payments to include in the calculation of the right-of-use (ROU) asset and lease obligations for leases containing options requires the use of judgment to determine whether the exercise of an option is reasonably certain and whether the optional period and payments should be included in the calculation of the associated ROU asset and lease obligation. In making the determination of such judgment, the Company considers all relevant economic factors that would require whether to exercise or not exercise the option.

The Company’s lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate imputed discount rate. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived imputed rates, which were used to discount its real estate lease liabilities. The Company used estimated borrowing rates of 6% on January 1, 2019, for all leases that commenced prior to that date, for office spaces and transportation equipment.

Lease Costs

The table below comprise lease expenses for the years ended December 31, 2020 and 2019:

Components of total lease cost:	For the Years Ended December 31,
	2020	2019
Operating lease expense	$1,828,356	$1,347,184
Short-term lease expense	175,006	82,210
Total lease cost	$2,003,362	$1,429,394

Lease Position as of December 31, 2020

Right-of-use lease assets and lease liabilities for the Company’s operating leases were recorded in the consolidated balance sheet as follows:

	As of December 31, 2020	As of December 31, 2019
Assets
Lease right-of-use assets	$4,997,407	$5,147,005
Total lease assets	$4,997,407	$5,147,005

Liabilities
Current liabilities:
Lease liability – current portion	$1,620,470	$1,252,727
Noncurrent liabilities:
Lease liability, net of current portion	3,638,254	4,411,190
Total lease liability	$5,258,724	$5,393,917

Lease Terms and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases as of December 31, 2020:

Weighted average remaining lease term (in years) – operating leases	4.33
Weighted average discount rate – operating leases	6.15%

Undiscounted Cash Flows

Future lease payments included in lease liabilities as of December 31, 2020, and for the following five fiscal years and thereafter were as follows:

Years ending December 31,	Operating Leases
2021	$1,891,942
2022	1,463,982
2023	1,025,282
2024	616,863
2025	626,645
2026 and thereafter	317,618
Total future minimum lease payments	$5,942,332
Less effects of discounting	(683,608)
Present value of future minimum lease payments	$5,258,724

Operating lease expense approximated $1,828,356 and $1,347,184 for the years ended December 31, 2020, and 2019, respectively.

For the year ended December 31, 2020, the Company made $1,828,356 of fixed cash payments related to operating leases and $2,122,550 related to finance leases.

Finance Leases

The Company leases vehicles under a non-cancelable finance lease agreements with a liability of $7,373,664 and $8,825,707 for the years ended December 31, 2020, and 2019, respectively, (accumulated depreciation of $4,181,317 and $2,054,966 as of December 31, 2020, and 2019, respectively). Depreciation expense for the vehicles under non-cancelable lease agreements amounted to $2,126,351 and $1,279,090 for the years ended December 31, 2020, and 2019, respectively.

Lease Payments

The table below comprise lease payments for the years ended December 31, 2020, and 2019:

Components of total lease payment:	For the Years Ended December 31,
	2020	2019
Finance lease payment	$2,122,550	$2,583,378
Short-term lease payment	—	—
Total lease payments	$2,122,550	$2,583,378

Lease Position as of December 31, 2020

Right-of-use lease assets and lease liabilities for the Company’s finance leases were recorded in the consolidated balance sheet as follows:

	As of December 31, 2020	As of December 31, 2019
Assets
Lease right-of-use assets	$7,001,644	$8,886,378
Total lease assets	$7,001,644	$8,886,378

Liabilities
Current liabilities:
Lease liability – current portion	$1,876,765	$1,849,086
Noncurrent liabilities:
Lease liability, net of current portion	5,496,899	6,976,621
Total lease liability	$7,373,664	$8,825,707

Lease Terms and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s finance leases as of December 31, 2020:

Weighted average remaining lease term (in years) – finance leases	3.15
Weighted average discount rate – finance leases	5.67%

Undiscounted Cash Flows

Future minimum lease payments under the finance leases at December 31, 2020 are as follows:

Years ending December 31,	Finance Leases
2021	$2,268,132
2022	2,723,654
2023	1,966,206
2024	683,549
2025	590,439
2026 and thereafter	—
Total future minimum lease payments	$8,231,980
Less: effects of discounting	(858,316)
Present value of future minimum lease payments	$7,373,664